UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:   9/30/2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Beth Korth
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Beth Korth	Madison, WI	5-November-2007

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	122,728

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affiliated Managers            COM              008252108      738     5788 SH       SOLE                     5249               539
Autodesk                       COM              052769106      706    14130 SH       SOLE                    12870              1260
Barr Pharmaceuticals Inc       COM              068306109      599    10534 SH       SOLE                     9630               904
Boeing                         COM              097023105     4432    42215 SH       SOLE                    35385              6830
Capital One Financial          COM              14040H105     3609    54333 SH       SOLE                    45061              9272
Cerner Corp                    COM              156782104      847    14159 SH       SOLE                    12999              1160
Charles Schwab                 COM              808513105     4471   206970 SH       SOLE                   170150             36820
Cisco Systems                  COM              17275R102     4515   136277 SH       SOLE                   113277             23000
Cognizant Corp                 COM              192446102     3930    49249 SH       SOLE                    40439              8810
Covance Inc                    COM              222816100      781    10020 SH       SOLE                     9137               883
E*Trade Financial Corp         COM              269246104      319    24456 SH       SOLE                    22216              2240
EMC Corp                       COM              268648102     5193   249664 SH       SOLE                   209764             39900
Ecolab                         COM              278865100     4499    95311 SH       SOLE                    78336             16975
Express Scripts Inc            COM              302182100      743    13318 SH       SOLE                    12168              1150
FTI Consulting                 COM              302941109      886    17602 SH       SOLE                    16057              1545
Fastenal Co                    COM              311900104     3560    78391 SH       SOLE                    65766             12625
Fluor Corporation              COM              343412102      913     6338 SH       SOLE                     5784               554
Hain Celestial Group           COM              405217100      473    14717 SH       SOLE                    13402              1315
Harman International           COM              413086109      512     5920 SH       SOLE                     5410               510
Iron Mountain                  COM              462846106     4582   150315 SH       SOLE                   123685             26630
Jabil Circuit Inc              COM              466313103     4336   189864 SH       SOLE                   158164             31700
Jack Henry & Associates        COM              426281101      634    24502 SH       SOLE                    22252              2250
Joy Global Inc                 COM              481165108      707    13896 SH       SOLE                    12626              1270
Kohls Corp                     COM              500255104     1563    27255 SH       SOLE                    22505              4750
L-3 Communications             COM              502424104      677     6629 SH       SOLE                     6012               617
Medco Health Solutions         COM              58405U102     4309    47666 SH       SOLE                    39196              8470
Microchip Technology           COM              595017104     4990   137395 SH       SOLE                   112120             25275
Monster Worldwide Inc          COM              611742107      483    14178 SH       SOLE                    13023              1155
NII Holdings Inc               COM              62913f201     2030    24716 SH       SOLE                    20456              4260
Nat'l Oilwell Varco            COM              637071101      818     5662 SH       SOLE                     5165               497
Navteq Corp                    COM              63936L100      806    10340 SH       SOLE                     9405               935
Noble Corp                     COM              G65422100     3499    71339 SH       SOLE                    59350             11989
O'Reilly Automotive            COM              686091109      580    17368 SH       SOLE                    15858              1510
Oceaneering International      COM              675232102      858    11325 SH       SOLE                    10405               920
PetsMart Inc                   COM              716768106      542    16988 SH       SOLE                    15293              1695
PrivateBancorp, Inc.           COM              742962103      525    15070 SH       SOLE                    13660              1410
Procter & Gamble               COM              742718109     5616    79837 SH       SOLE                    65025             14812
Qualcomm                       COM              747525103     3183    75316 SH       SOLE                    62271             13045
ResMed Inc.                    COM              761152107      551    12849 SH       SOLE                    11703              1146
SanDisk Corp                   COM              80004C101     2903    52680 SH       SOLE                    44265              8415
Schlumberger                   COM              806857108     5768    54934 SH       SOLE                    44989              9945
Scientific Games Corp          COM              80874P109      639    16991 SH       SOLE                    15466              1525
Starbucks Corp                 COM              855244109     3253   124170 SH       SOLE                   100965             23205
Taiwan Semiconductor Manufactu COM              874039100      140    13838 SH       SOLE                    13236               602
Target Corp                    COM              87612E106     3011    47358 SH       SOLE                    38943              8415
Teva Pharmaceuticals           COM              881624209     5505   123799 SH       SOLE                   100999             22800
Tractor Supply Co              COM              892356106      468    10154 SH       SOLE                     9214               940
United Natural Foods           COM              911163103      354    13016 SH       SOLE                    11841              1175
Urban Outfitters Inc           COM              917047102      573    26281 SH       SOLE                    23901              2380
Walgreen Co                    COM              931422109     5434   115028 SH       SOLE                    93601             21427
Western Union Co               COM              959802109     4205   200515 SH       SOLE                   166805             33710
Zebra Technologies             COM              989207105      408    11178 SH       SOLE                    10018              1160
Zimmer Holdings Inc            COM              98956P102     4580    56553 SH       SOLE                    46158             10395
iShares MSCI EAFE              COM              464287465      507     6135 SH       SOLE                     5635               500
iShares MSCI Emerging Markets  COM              464287234      226     1510 SH       SOLE                     1510
iShares Russell MidCap Value   COM              464287473     1136     7509 SH       SOLE                     7509
iShares S&P MidCap 400 Value   COM              464287705      263     3130 SH       SOLE                     3130